OTHER ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Other Assets Disclosure Details [Abstract]
Insurance related assets		€ 620,383	€ 808,429	[1]
Deferred tax assets		259,092	1,087,276	[1]
Prepaid income taxes		282,275	191,821	[1]
Assets acquired through foreclosure proceedings		184,790	175,541	[1]
Brokerage auxiliary funds		10,156	10,378	[1]
Private equity: Investees Assets		127,150	87,289	[1]
Prepaid expenses		139,105	165,246	[1]
Advances to employees		17,826	27,037	[1]
Unlisted equity securities		101,070	94,222	[1]
Hellenic Deposit and Investment Guarantee Fund		288,090	227,078	[1]
Receivables from Greek State		361,204	204,282	[1]
Checks and credit card transactions under settlement		176,312	221,922	[1]
Securities transactions under settlement		9,177	16,082	[1]
Trade and other receivables		113,256	112,164	[1]
Other		544,924	363,853	[1]
Total	4,279,415	3,234,810	3,792,620	[1],[2]
Other Assets Disclosure Textual Details [Abstract]
The amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) per client		100
Maximum balance of guarantees per client for investing activities (in accordance with article 10 of Law 3746/2009, HDIGF)		€ 30	€ 0

[1]	As restated
[2]	As restated. See Note 43 for more information.